ACQUISITIONS AND DIVESTITURES (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended			60 Months Ended
	Apr. 01, 2016	Jul. 03, 2015	Mar. 29, 2013	Jun. 28, 2013	Feb. 11, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2019	Jun. 12, 2015	Jun. 27, 2014	May 01, 2014	Mar. 28, 2014	Feb. 27, 2014	Jul. 03, 2013
Significant Acquisitions and Disposals [Line Items]
Indefinite-Lived Trademarks						$ 5,989	$ 6,533
Acquisitions and Investments, Principally Beverage and Bottling Companies and Trademarks						2,491	389	$ 353
Payments for (Proceeds from) Other Investing Activities						40	268	303
Proceeds from disposals of businesses, equity method investments and nonmarkatable securities						$ 565	$ 148	872
Produced volume percentage in the US						95.00%
Percentage of shares sold or to be sold through options							10.00%
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ (296)
Net Gains From Investee Transactions, Equity Investment Sales and other gains								$ 501
Corporate
Significant Acquisitions and Disposals [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss						$ 19
Equity Method Investment, Realized Gain (Loss) on Disposal						(6)	$ (32)
Gain (Loss) on Disposition of Business						1,715
Net Gains From Investee Transactions, Equity Investment Sales and other gains						1,403
Impairment of Intangible Assets (Excluding Goodwill)						$ 418
Brazilian Bottling Operations
Significant Acquisitions and Disposals [Line Items]
Equity Method Investment, Ownership Percentage						34.00%									44.00%
Percentage of shares sold or to be sold through options				24.00%			10.00%
Equity Method Investment, Realized Gain (Loss) on Disposal						$ (6)	$ (32)
North America Territory [Member]
Significant Acquisitions and Disposals [Line Items]
Agreement Term						10 years
Agreement Renewal Term						10 years
Proceeds from Sale of Productive Assets						$ 362	143
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal						$ (1,006)	(799)
Philippines Bottling Operations
Significant Acquisitions and Disposals [Line Items]
Equity Method Investment, Ownership Percentage						49.00%
Ownership Interest Sold			51.00%
Equity Method Investee [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from Sale of Productive Assets						$ 83	$ 42
Monster Beverage Corporation [Member]
Significant Acquisitions and Disposals [Line Items]
Other intangible assets						341
Proceeds from Sale of Intangible Assets						28
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal						$ (313)
CCEAG [Member]
Significant Acquisitions and Disposals [Line Items]
Put Option Exercise Price													$ 503
Ownership Percentage by Parent						100.00%
Monster Beverage Corporation [Member]
Significant Acquisitions and Disposals [Line Items]
Equity Method Investments, Fair Value Disclosure										$ 3,066
Indefinite-lived Intangible Assets Acquired		$ 1,035				$ 640
Noncash or Part Noncash Acquisition, Value of Assets Acquired		4,196
Indefinite-Lived Trademarks										$ 95
Acquisitions and Investments, Principally Beverage and Bottling Companies and Trademarks						$ 1,620
Equity Method Investment, Ownership Percentage						17.00%
Payments to Acquire Businesses, Gross						$ 2,150
Payments for (Proceeds from) Other Investing Activities						530
Escrow Deposit						$ 125
Other Significant Noncash Transaction, Value of Consideration Given		$ 2,046
Term of License Agreement						20 years
Green Mountain Coffee Roasters, Inc. [Member]
Significant Acquisitions and Disposals [Line Items]
Available for Sale Securities, Percent											2.00%	16.00%
Available for sale security, Shares						6.4	6.5
Available-for-sale Securities, Equity Securities						$ 830					$ 302			$ 1,265
Business Acquisition, Transaction Costs														$ 14
Coca-Cola Beverage Africa [Member]
Significant Acquisitions and Disposals [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss						$ 19
Equity Method Investment, Ownership Percentage						11.00%
Coca-Cola European Partners [Member]
Significant Acquisitions and Disposals [Line Items]
Equity Method Investment, Ownership Percentage						18.00%
Remaining portion of options to be acquired until December 2019, by an equity investment majority owner | Brazilian Bottling Operations
Significant Acquisitions and Disposals [Line Items]
Percentage of shares sold or to be sold through options									14.00%
Other Nonoperating Income (Expense) [Member]
Significant Acquisitions and Disposals [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)						$ 380
Other Nonoperating Income (Expense) [Member] | Green Mountain Coffee Roasters, Inc. [Member]
Significant Acquisitions and Disposals [Line Items]
Derivative, Loss on Derivative					$ 47	$ 58